BORROWINGS (Long-term Narrative) (Details)	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) shares	Oct. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount			¥ 800,000,000
Total debt issuance cost							¥ 26,052,881
Change in fair value of warrants			(34,937,341)	(5,032,024)	2,096,024
Carrying amount of solar project sold			173,699,493
Long-term borrowings			488,519,559		1,308,679,827			$ 70,361,452
Current portion of debt					866,725,777
Long-term Debt			731,507,442
Disposal Group, Including Discontinued Operation, Interest Expense		¥ 215,226,564			74,923,604		¥ 61,325,089
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount					¥ 20,000,000
Debt term					3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage					3.00%				3.00%
Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Interest Expense, Debt			119,050,121	$ 18,109,126
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 609,283,000		¥ 609,283,000
Effective interest rate			3.94%					3.94%
Long-term Debt			¥ 609,283,000
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			¥ 235,858,000
Debt maturity date			Apr. 30, 2017	Apr. 30, 2017
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due June 2020 [Member]
Debt Instrument [Line Items]
Debt maturity date			Jun. 30, 2020	Jun. 30, 2020
Loan Eight [Member] | Plants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 194,531,251
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 87,880,000
Debt term			10 years	10 years
Debt Instrument, Interest Rate, Stated Percentage			5.39%					5.39%
Long-term Debt			¥ 82,224,442
China Merchants Bank [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			¥ 7,129,883
China Merchants Bank [Member] | Loan Agreement Due January 2026 [Member]
Debt Instrument [Line Items]
Debt maturity date			Jan. 31, 2026	Jan. 31, 2026
China Merchants Bank [Member] | Loan Agreement Due February 2016 [Member]
Debt Instrument [Line Items]
Debt maturity date			Feb. 29, 2016	Feb. 29, 2016
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount										¥ 700,000,000
Line of credit, amount outstanding			¥ 388,800,000
Weighted average interest rate			4.47%					4.47%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 20,000,000
Debt term			3 years	3 years
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt, face amount | $	$ 150,000,000
Debt term	18 years		18 months	18 months
Number of financial institutions other than Credit Suisse	6
Debt instrument, interest rate spread	6.00%
Debt instrument, description of variable rate basis			LIBOR	LIBOR
Frequency of interest payment			six	six
Total debt issuance cost | $	$ 4,000,000
Warrants issued | shares	6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
Number of financial institutions	7
Internal rate of return on the aggregate principal amount of the loan	10.00%
Fair value of the warrants					68,377,608				$ 10,530,000		¥ 62,331,211	$ 10,190,000
Fair value of the warrants residual allocated to the loan					855,203,789				139,810,000
Total transaction cost					26,658,170	$ 4,358,118
Transaction cost related to warrants charged to financial costs					1,810,978	296,061
Debt discount					24,847,192				4,062,057
Change in fair value of warrants					2,096,024	340,000
Interest cost					49,954,794	8,017,525
Carrying value of the loan					905,557,426				$ 139,453,836
Debt discount amortization					¥ 24,064,580	$ 3,705,892
Effective interest rate					13.95%				13.95%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Interest cost					¥ 9,813,448
Carrying amount of solar project sold			¥ 1,276,496,254
Cash consideration for solar project sold			¥ 2,033,000,000
Proceeds received from the seller-lessee, netting off the transaction costs					1,589,704,880
Transaction costs					¥ 53,295,120
Expected useful life of solar projects					20 years	20 years
Long-term borrowings					¥ 1,268,724,225
Current portion of debt					¥ 149,481,917
Effective interest rate					6.55%				6.55%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term			5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term			12 years	12 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets					¥ 98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets					1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets					¥ 862,082,542
JinkoSolar Power [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operation, Interest Expense			¥ 142,644,823